Computation of Basic and Diluted (Loss) Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Consolidated net (loss) Income attributable to Nam Tai Property Inc. shareholders	$ 3,944	$ (9,534)	$ (13,158)
Weighted average number of shares, basic	36,807,275	36,672,957	40,548,784
Effect of dilutive securities — Stock options	685,163	0	0
Weighted average number of shares, diluted	37,492,438	36,672,957	40,548,784
Basic (loss) income per share	$ 0.11	$ (0.26)	$ (0.32)
Diluted (loss) Income per share	$ 0.11	$ (0.26)	$ (0.32)